Stock-Based Compensation (Schedule Of Expected Stock-Based Compensation Expense In Future For Outstanding Awards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
2012	$ 4,504
2013	2,085
2014	978
2015	276
Total	$ 7,843